Submission	Oct. 14, 2026
Submission [Line Items]
Central Index Key	0001926293
Registrant Name	Green Circle Decarbonize Technology Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES